ADVANCES TO SUPPLIERS (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Advances to suppliers
Advances to suppliers	$ 1,615,474	¥ 11,246,608	¥ 15,808,042
Advance to subscribe tokens
Advances to suppliers
Advances to suppliers	1,450,052	10,094,972	14,070,581
Company registration fee
Advances to suppliers
Advances to suppliers	114,150	794,692	1,383,962
Advertising Fee
Advances to suppliers
Advances to suppliers	36,666	255,259	255,259
Others
Advances to suppliers
Advances to suppliers	$ 14,606	¥ 101,685	¥ 98,240